Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GE INVESTMENTS FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	geifi_SupplementTextBlock

GE INVESTMENTS FUNDS, INC.

S&P 500 Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement Dated July 1, 2016

To the Statutory Prospectus dated May 1, 2016 (the “Prospectus”) and the Summary Prospectuses dated May 1, 2016 (each, a “Summary Prospectus”)

The Prospectus and Summary Prospectuses are further revised as follows:

On page 1 of the Summary Prospectus for the S&P 500 Index Fund and page 6 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees[1]	0.25%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.32%
[1]	Restated to reflect current fees.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$33	$103	$180	$406

S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	geifi_SupplementTextBlock

GE INVESTMENTS FUNDS, INC.

S&P 500 Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement Dated July 1, 2016

To the Statutory Prospectus dated May 1, 2016 (the “Prospectus”) and the Summary Prospectuses dated May 1, 2016 (each, a “Summary Prospectus”)

The Prospectus and Summary Prospectuses are further revised as follows:

On page 1 of the Summary Prospectus for the S&P 500 Index Fund and page 6 of the Prospectus, the section entitled “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees[1]	0.25%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.32%
[1]	Restated to reflect current fees.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$33	$103	$180	$406

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
S&P 500 Index Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	103
5 Years	rr_ExpenseExampleYear05	180
10 Years	rr_ExpenseExampleYear10	406
1 Year	rr_ExpenseExampleNoRedemptionYear01	33
3 Years	rr_ExpenseExampleNoRedemptionYear03	103
5 Years	rr_ExpenseExampleNoRedemptionYear05	180
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 406

[1]	Restated to reflect current fees.